Note 7 - Net Foreign Exchange Loss - Consolidated Monetary Assets (Liabilities) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cash and cash equivalents	$ 7,204	$ 6,708
ZAR [member] | Total cash and cash equivalents [member]
Statement Line Items [Line Items]
Cash and cash equivalents	62
ZAR [member] | USD denominated cash [member]
Statement Line Items [Line Items]
Cash and cash equivalents	61
ZAR [member] | ZiG denominated cash [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0
ZAR [member] | GBP denominated cash [member]
Statement Line Items [Line Items]
Cash and cash equivalents	1
ZAR [member] | Trade and other receivables, ZiG denominated [member]
Statement Line Items [Line Items]
Trade and other receivables - ZiG denominated	0
ZAR [member] | Trade and other payables, ZiG denominated [member]
Statement Line Items [Line Items]
Trade and other payables - ZiG denominated	0
ZAR [member] | Denominated receivables and payables [member]
Statement Line Items [Line Items]
Total cash and receivables, net of payables	62
US dollars [member] | Total cash and cash equivalents [member]
Statement Line Items [Line Items]
Cash and cash equivalents	174
US dollars [member] | USD denominated cash [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0
US dollars [member] | ZiG denominated cash [member]
Statement Line Items [Line Items]
Cash and cash equivalents	172
US dollars [member] | GBP denominated cash [member]
Statement Line Items [Line Items]
Cash and cash equivalents	2
US dollars [member] | Trade and other receivables, ZiG denominated [member]
Statement Line Items [Line Items]
Trade and other receivables - ZiG denominated	3,835
US dollars [member] | Trade and other payables, ZiG denominated [member]
Statement Line Items [Line Items]
Trade and other payables - ZiG denominated	(358)
US dollars [member] | Denominated receivables and payables [member]
Statement Line Items [Line Items]
Total cash and receivables, net of payables	$ 3,651